Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	March 31,	March 31,
	2026	2025

Accrued payroll and welfare	$1,660,410	$127,473
Accrued expenses (i)	3,091,695	408,370
Other payables (ii)	4,941,140	1,666,948
Refund liability (iv)	278,879	-
Investment payable (iii)	-	2,500,000
Total accrued expenses and other liabilities	$9,972,124	$4,702,791

(i)	The balance of accrued expenses represented accrued professional fee, lender fee and other miscellaneous fee.
(ii)	The balance of other payables mainly consists of share subscription payable, advances from suppliers for support of future programs related to Ban Leong’s operation. In addition, the balance of other payables consists of the deposit received from a third party as co-publisher’s minimum guarantee in game development for game publishing operations. Such balance is recoupable by third parties upon certain minimum sales targets of the games achieved after the game’s launch.
(iii)	The balance of investment payable relates to the Company’s investment in Nekcom, and consists of $2,500,000 in cash consideration, which the Company has paid during the year ended March 31, 2026.
(iv)	The balance of refund liability primarily represents amounts recognized in connection with the Company’s product return arrangements and reflects the estimated recovery of inventory expected to be returned by customers.